STOCK-BASED COMPENSATION (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Information about stock options outstanding and exercisable
Options Outstanding (in shares)	10,460
Weighted-Average Remaining Contractual Life (in years)	7 years 2 months 12 days
Weighted-Average Exercise Price (in dollars per share)	$ 33.68
Options Exercisable (in shares)	4,518
Weighted Average Remaining Contractual Life (in years)	5 years 2 months 12 days
Weighted-Average Exercise Price (in dollars per share)	$ 25.33
Range of Exercise Prices $0.01 to $10.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 0.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 10
Options Outstanding (in shares)	10
Weighted-Average Remaining Contractual Life (in years)	9 months 18 days
Weighted-Average Exercise Price (in dollars per share)	$ 4.63
Options Exercisable (in shares)	10
Weighted Average Remaining Contractual Life (in years)	9 months 18 days
Weighted-Average Exercise Price (in dollars per share)	$ 4.63
Range of Exercise Prices $10.01 to $20.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 10.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 20
Options Outstanding (in shares)	1,549
Weighted-Average Remaining Contractual Life (in years)	5 years 1 month 6 days
Weighted-Average Exercise Price (in dollars per share)	$ 16.84
Options Exercisable (in shares)	1,468
Weighted Average Remaining Contractual Life (in years)	5 years
Weighted-Average Exercise Price (in dollars per share)	$ 16.83
Range of Exercise Prices $20.01 to $30.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 20.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 30
Options Outstanding (in shares)	2,099
Weighted-Average Remaining Contractual Life (in years)	5 years 9 months 18 days
Weighted-Average Exercise Price (in dollars per share)	$ 22.29
Options Exercisable (in shares)	1,551
Weighted Average Remaining Contractual Life (in years)	5 years 3 months 18 days
Weighted-Average Exercise Price (in dollars per share)	$ 22.40
Range of Exercise Prices $30.01 to $40.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 30.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 40
Options Outstanding (in shares)	2,594
Weighted-Average Remaining Contractual Life (in years)	8 years 2 months 12 days
Weighted-Average Exercise Price (in dollars per share)	$ 32.36
Options Exercisable (in shares)	768
Weighted Average Remaining Contractual Life (in years)	8 years
Weighted-Average Exercise Price (in dollars per share)	$ 32.27
Range of Exercise Prices $40.01 to $50.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 40.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 50
Options Outstanding (in shares)	3,878
Weighted-Average Remaining Contractual Life (in years)	8 years
Weighted-Average Exercise Price (in dollars per share)	$ 45.38
Options Exercisable (in shares)	721
Weighted Average Remaining Contractual Life (in years)	2 years 7 months 6 days
Weighted-Average Exercise Price (in dollars per share)	$ 41.81
Exercise Price Range Six [Member]
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 50.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 60.00
Options Outstanding (in shares)	330
Weighted-Average Remaining Contractual Life (in years)	9 years 1 month 6 days
Weighted-Average Exercise Price (in dollars per share)	$ 59.15